Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Consolidated Capital
Consolidated capital

As at December 31,	2020	2019
Total equity	$53,006	$50,106
Adjusted for AOCI loss on cash flow hedges	(229)	(143)
Total equity excluding AOCI on cash flow hedges	53,235	50,249
Qualifying capital instruments	7,829	7,120
Consolidated capital	$61,064	$57,369